LEASES - Maturities of lease liabilities (Details)	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 CNY (¥)
Schedule, by years, of maturities of lease liabilities
2023	¥ 4,073,072	$ 608,128
2024	2,222,504	331,830
Total lease payments	6,295,576	939,958
Less: imputed interest	(218,167)	(32,573)
Total operating lease liabilities	6,077,409	907,385	¥ 7,018,933
Operating lease liabilities - current	3,892,774	581,209	2,226,832
Operating lease liabilities - non-current	¥ 2,184,635	$ 326,176	¥ 4,792,101